Deferred Government Grants	12 Months Ended
Dec. 31, 2015
Deferred Government Grant [Abstract]
Deferred Government Grant Disclosure [Text Block]
16.	Deferred Government Grants

Deferred government grants represent funding received from the government for research and development (“R&D”), or investment in building or improving production facility. The amount of deferred government grants as at year end is net of research and development expenditures or depreciation incurred or those recognized as government grant income. The Company received $236 (RMB  1.5 million) of government grant in 2015 (2014 - $3,496 (RMB 21.6 million), 2013 - $842 (RMB 5.2 million)). In addition, the Company received $308 (RMB  1.9 million), $24 (RMB 0.1 million ) and $nil interest subsidy, rental fee subsidy and other government grants recognized in the statements of comprehensive income (loss) in 2015, 2014 and 2013, respectively.

Summarized below are deferred government grants as of December 31, 2015 and 2014:

	December 31,	December 31,
	2015	2014
Construction of a pandemic influenza vaccine plant and buildings (a)	$278	$290
Purchasing equipment for H1N1 vaccine production (b)	137	143
Purchasing equipment for H5N1 vaccine production (c)	15	16
EV71 vaccine production facility (d)	259	-
Research and development for EV71 (e)	77	-
Loan from Zhongguancun Development Group (f)	358	-
Others (g)	78	81
Current deferred government grants	1,202	530
Construction of a pandemic influenza vaccine plant and buildings (a)	848	1,176
Purchasing equipment for H1N1 vaccine production (b)	330	488
Purchasing equipment for H5N1 vaccine production (c)	46	64
EV71 vaccine production facility (d)	2,828	3,223
Research and development for EV71 (e)	-	1,524
Loan from Zhongguancun Development Group (f)	-	376
Others (g)	678	643
Non-current deferred government grants	4,730	7,494
Total deferred government grants	$5,932	$8,024

(a) Deferred government grants included $1,126 (RMB 7.3 million) representing the unamortized portion of the amount that the Company received in 2007 for construction of a pandemic influenza vaccine plant and buildings of RMB 20 million (December 31, 2014 - $1,466 (RMB 9.1 million)). $278 (RMB 1.8 million) which will be amortized in 2016 was included in the current portion and $848 (RMB 5.5 million) which will be amortized after 2016 was included in the non-current portion of the deferred government grants. The production facility grant requires the Company to have the entire facility available to manufacture pandemic influenza vaccines at any given moment upon request by the Chinese government. The Company has fulfilled the conditions attached to the government grant. Government grant relating to these production facilities of $287, $290 and $237 for the years ended December 31, 2015, 2014 and 2013 were recorded as a reduction to depreciation expense for those respective years.

(b) Deferred government grants also included $467 (RMB 3.0 million) being the unamortized portion of the amount that the Company received in 2009 for purchasing equipment for H1N1 vaccine production with a total amount of $999 (RMB 6.2 million). The amount of $137 (RMB 0.8 million) which will be recognized in 2016 was included in the current portion and the amount of $330 (RMB 2.2 million) which will be recognized after 2016 was included in the non-current portion of deferred government grants. The Company has fulfilled the conditions attached to the government grant. Government grant relating to this production facility of $141, $143 and $119 for the years ended December 31, 2015, 2014 and 2013 were recorded as a reduction to the related depreciation expense.

(c) Deferred government grants also included $61 (RMB 0.4 million) being the unamortized portion of the amount that the Company received in 2013 for purchasing equipment for H5N1 vaccine production. The Company has fulfilled the conditions attached to the government grant. The amount of $15 (RMB 0.1 million) which will be amortized in 2016 was included in the current portion and the amount of $46 (RMB 0.3 million) which will be amortized after 2016 was included in the non-current portion of deferred government grants. Government grant relating to this production facility of $16, $16 and $16 for the years ended December 31, 2015, 2014 and 2013, respectively, were recorded as a reduction to the related depreciation expense.

(d) The Company received a government grant in the amount of $3,087 (RMB 20 million) for equipment purchase and construction of the Enterovirus 71 ("EV71") vaccine production facility. As of December 31, 2015, the Company has not fulfilled the conditions attached to the government grant. The Company obtained the Good Manufacturing Practices (“GMP”) certificate of its EV71 vaccine issued by the CFDA in January 2016, which was the final major condition attached to the grant. The amount of $259 (RMB 1.7 million) which will be amortized in 2016 was included in the current portion and the amount of $2,828 (RMB 18.3 million) which will be amortized after 2016 was included in the non-current portion of deferred government grants.

(e) Deferred government grants also included $77 (RMB 0.5 million) that the Company received in 2015 for EV71 research and development. As the Company has obtained the GMP certificate of its EV71 vaccine issued by the CFDA in January 2016 and is expected to fulfill the conditions within one year, the grant is recorded as a current deferred government grant. As of December 31, 2015, the Company has obtained the new drug certificate and production license of EV71 vaccine issued by the CFDA, and has fulfilled the conditions attached to three government grants received in prior years for EV71 research and development with a total amount of $1,598 (RMB 10 million). These grants were recognized as government grant recognized in income for the year ended December 31, 2015.

(f) The Company received a loan of $1,934 (RMB 12 million) bearing an interest rate of 0.36% per year from Beijing Zhongguancun Development Group. The fair value differential (between the face value and the fair value using the effective interest rate method at the Company's borrowing rate of 6.9%) is recorded as current deferred government grant of $358 (December 31, 2014 - $376) (see note 11), since the loan will mature in 2016. The Company has repaid the loan in full in February 2016.

(g) Deferred government grants also included $756 (RMB 4.9 million) in relation to four other research projects. As of December 31, 2015, the conditions attached to three of the four government grants totalling $678 (RMB 4.4 million) have not been fulfilled by the Company. As the Company does not expect to fulfill the conditions within one year, these grants are recorded as non-current deferred government grants (December 31, 2014 - $642 (RMB 4 million)). The Company expects to fulfil the conditions attached to one of the four grants and recorded $78 (RMB 0.5 million) as a current deferred government grant (December 31, 2014 - $81 (RMB 0.5 million)).